TRADE AND OTHER RECEIVABLES - Aging (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for credit loss
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ (1,527)	€ (2,497)	€ (2,059)
Trade and other receivables
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	20,398	19,558
Trade and other receivables | Cost
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	21,925	22,055
Trade and other receivables | Cost | Less than one month
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	17,858	18,984
Trade and other receivables | Cost | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	2,697	660
Trade and other receivables | Cost | Greater than three months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	1,370	2,411
Trade and other receivables | Provision for credit loss
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ (1,527)	€ (2,497)